Schedule of loss rate methodology (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Expected loss rate
Total book value	$ 1,277,928	$ 2,388,972
Loss allowance	$ 0	$ 97,332
Current [member]
IfrsStatementLineItems [Line Items]
Expected loss rate	0.00%	0.01%
Total book value	$ 1,210,294	$ 2,272,329
Loss allowance	$ 0	$ 126
Later than one month and not later than two months [member]
IfrsStatementLineItems [Line Items]
Expected loss rate	0.00%	0.01%
Total book value	$ 49,695	$ 8,485
Loss allowance	$ 0	$ 1
Later than two months and not later than three months [member]
IfrsStatementLineItems [Line Items]
Expected loss rate	0.00%	72.55%
Total book value	$ 17,939	$ 14,539
Loss allowance	$ 0	$ 10,548
Later than three months [member]
IfrsStatementLineItems [Line Items]
Expected loss rate	0.00%	80.91%
Total book value	$ 0	$ 33,571
Loss allowance	$ 0	$ 27,163
Over Than Three Months [member]
IfrsStatementLineItems [Line Items]
Expected loss rate	0.00%	99.08%
Total book value	$ 0	$ 60,048
Loss allowance	$ 0	$ 59,494